Summary of Significant Accounting Principles - Collateral (Details) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Securities held as collateral, fair value	$ 519.2	$ 575.3
Securities received as collateral, amount re-pledged and sold	$ 424.5	$ 430.4